Supplement to the
Fidelity® Limited Term Municipal Income Fund
Class A, Class T, Class B and Class C
February 29, 2016
As Revised May 2, 2016
Summary Prospectus

Effective December 12, 2016, the redemption fee has been removed.

ASTM-SUM-16-01 1.9880421.100	December 1, 2016

Supplement to the
Fidelity® Limited Term Municipal Income Fund
Class I
February 29, 2016
As Revised May 2, 2016
Summary Prospectus

Effective December 12, 2016, the redemption fee has been removed.

ASTMI-SUM-16-01 1.9880423.100	December 1, 2016

Supplement to the
Fidelity® Limited Term Municipal Income Fund
February 29, 2016
As Revised May 2, 2016
Summary Prospectus

Effective December 12, 2016, the redemption fee has been removed.

STM-SUM-16-01 1.9880415.100	December 1, 2016